UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT
PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the semi-annual distribution period from
June 20, 2013 to January 15, 2014

Commission	Registrant; State of Incorporation;		I.R.S. Employer
File No.	Address; and Telephone Number		Identification No.

333-187692-06	FIRSTENERGY OHIO PIRB SPECIAL PURPOSE TRUST 2013 (Exact name of issuing entity as specified in its charter)		46-6795854
001-02323	THE CLEVELAND ELECTRIC ILLUMINATING COMPANY (Exact name of sponsor and depositor as specified in its charter)		34-0150020
001-02578	OHIO EDISON COMPANY (Exact name of sponsor and depositor as specified in its charter)		34-0437786
001-03583	THE TOLEDO EDISON COMPANY (Exact name of sponsor and depositor as specified in its charter)		34-4375005
333-187692-03	CEI FUNDING LLC (Exact name of bond issuer as specified in its charter)		46-1367273
333-187692-01	OE FUNDING LLC (Exact name of bond issuer as specified in its charter)		46-1367425
333-187692-04	TE FUNDING LLC (Exact name of bond issuer as specified in its charter)		46-1367453
Delaware (State or jurisdiction of incorporation or organization of the issuing entity and the bond issuers)

	76 South Main Street Akron, OH (Address of principal executive offices of the issuing entity and the bond issuers)	44308 (zip code)
(800)736-3402
(Issuing entity’s and bond issuers’ telephone number, including area code)

	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)
2013 Pass-Through Trust Certificates, Tranche A-1			X
2013 Pass-Through Trust Certificates, Tranche A-2			X
2013 Pass-Through Trust Certificates, Tranche A-3			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No __

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
The response to Item 1 is set forth in part herein and in part in Exhibits 99.1, 99.2, 99.3 and 99.4.
The record date for distributions (i.e., the interest and scheduled principal payments) described in Exhibit 99.1 is January 14, 2014.
Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the 2013 Pass-Through Trust Certificates (the “2013 Trust Certificates”) issued by FirstEnergy Ohio PIRB Special Purpose Trust 2013 (the “Issuing Entity”), dated June 12, 2013, and related Prospectus, dated June 7, 2013, of CEI Funding LLC (“CEI Funding”), OE Funding LLC (“OE Funding”), TE Funding LLC (“TE Funding”) and FirstEnergy Ohio PIRB Special Purpose Trust 2013 (the “Issuing Entity”) filed with the Securities and Exchange Commission (“SEC”) pursuant to Rule 424(b)(2) of the Securities Act of 1933, as amended, on June 13, 2013.
As indicated in Exhibit 99.1, all required interest and scheduled principal payments on the 2013 Trust Certificates have been made with respect to the January 15, 2014 distribution date.
PART II - OTHER INFORMATION
Item 2. Legal Proceedings.
None.
Item 3. Sales of Securities and Use of Proceeds.
The Issuing Entity’s registration statement on Form S-3 relating to the 2013 Trust Certificates, as amended (the “Registration Statement”), Registration Nos. 333-187692, 333-187692-01, 333-187692-02, 333-187692-03, 333-187692-04, 333-187692-05, and 333-187692-06 was declared effective by the SEC on June 7, 2013. The aggregate amount of the 2013 Trust Certificates offered and sold under the Registration Statement was $444,922,000.
The 2013 Trust Certificates are the only securities offered and sold to date under the Registration Statement. The underwriters purchased the 2013 Trust Certificates for approximately $442.7 million. The proceeds to the Issuing Entity, net of expenses, were approximately $435.9 million. The following sets forth additional information regarding the 2013 Trust Certificates offering:

Tranche	Initial Principal Amount
A-1	$111,971,000
A-2	$70,468,000
A-3	$262,483,000
The Issuing Entity used the proceeds from the sale of the 2013 Trust Certificates to purchase the bonds issued by CEI Funding, OE Funding and TE Funding, which bonds were issued to purchase the respective phase-in-recovery property of The Cleveland Electric Illuminating Company, Ohio Edison Company and The Toledo Edison Company, as described in the Registration Statement.
Item 4. Defaults Upon Senior Securities.
Omitted pursuant to General Instruction C of Form 10-D.
Item 5. Submission of Matters to a Vote of Security Holders.
Omitted pursuant to General Instruction C of Form 10-D.
Item 6. Significant Obligors of Pool Assets.
Omitted pursuant to General Instruction C of Form 10-D.

Item 7. Significant Enhancement Provider Information.
Omitted pursuant to General Instruction C of Form 10-D.
Item 8. Other Information.
Omitted pursuant to General Instruction C of Form 10-D.
Item 9. Exhibits.

(a) Documents filed as a part of this report (exhibits marked with an asterisk are filed herewith):

*99.1	Semi-annual Statement of FirstEnergy Ohio PIRB Special Purpose Trust 2013 pursuant to Section 4.03 of the Certificate Indenture dated January 15, 2014, relating to the 2013 Trust Certificates.
*99.2	Semi-annual Servicer's Certificate of The Cleveland Electric Illuminating Company dated January 15, 2014, relating to the bonds of CEI Funding LLC, which were issued June 20, 2013.
*99.3	Semi-annual Servicer's Certificate of Ohio Edison Company dated January 15, 2014, relating to the bonds of OE Funding LLC, which were issued June 20, 2013.
*99.4	Semi-annual Servicer's Certificate of The Toledo Edison Company dated January 15, 2014, relating to the bonds of TE Funding LLC, which were issued June 20, 2013.

(b)	Exhibits required by this Form and Item 601 of Regulation S-K (exhibits marked with an asterisk are filed herewith):

3.1
Amended and Restated Limited Liability Company Agreement of CEI Funding LLC, dated June 20, 2013 (incorporated by reference to Exhibit 3.1 included as an exhibit to the Issuing Entity's Current Report on Form 8-K (File No. 333-187692-06) filed with the SEC on June 25, 2013).

3.2
Amended and Restated Limited Liability Company Agreement of OE Funding LLC, dated June 20, 2013 (incorporated by reference to Exhibit 3.2 included as an exhibit to the Issuing Entity's Current Report on Form 8-K (File No. 333-187692-06) filed with the SEC on June 25, 2013).

3.3
Amended and Restated Limited Liability Company Agreement of TE Funding LLC, dated June 20, 2013 (incorporated by reference to Exhibit 3.3 included as an exhibit to the Issuing Entity's Current Report on Form 8-K (File No. 333-187692-06) filed with the SEC on June 25, 2013).

4.1
Certificate Indenture, dated as of June 20, 2013, between FirstEnergy Ohio PIRB Special Purpose Trust 2013, and U.S. Bank National Association (incorporated by reference to Exhibit 4.1 included as an exhibit to the Issuing Entity's Current Report on Form 8-K (File No. 333-187692-06) filed with the SEC on June 25, 2013).

4.2
Amended and Restated Declaration of Trust of FirstEnergy Ohio PIRB Special Purpose Trust 2013 among CEI Funding LLC, OE Funding LLC and TE Funding LLC, acting jointly as Settlors, and U.S. Bank Trust National Association, as Delaware Trustee and The Cleveland Electric Illuminating Company, Ohio Edison Company and The Toledo Edison Company, as Administrative Trustee, dated as of June 20, 2013 (incorporated by reference to Exhibit 4.2 included as an exhibit to the Issuing Entity's Current Report on Form 8-K (File No. 333-187692-06) filed with the SEC on June 25, 2013).

4.3
Bond Indenture, dated as of June 20, 2013, between CEI Funding LLC and U.S. Bank National Association (incorporated by reference to Exhibit 4.3 included as an exhibit to the Issuing Entity's Current Report on Form 8-K (File No. 333-187692-06) filed with the SEC on June 25, 2013).

4.4
Bond Indenture, dated as of June 20, 2013, between OE Funding LLC and U.S. Bank National Association (incorporated by reference to Exhibit 4.4 included as an exhibit to the Issuing Entity's Current Report on Form 8-K (File No. 333-187692-06) filed with the SEC on June 25, 2013).

4.5
Bond Indenture, dated as of June 20, 2013, between TE Funding LLC and U.S. Bank National Association (incorporated by reference to Exhibit 4.5 included as an exhibit to the Issuing Entity's Current Report on Form 8-K (File No. 333-187692-06) filed with the SEC on June 25, 2013).

4.6	Form of Pass-Through Trust Certificates (contained in Exhibit 4.1).
4.7	Form of CEI Funding LLC Bonds (contained in Exhibit 4.3).
4.8	Form of OE Funding LLC Bonds (contained in Exhibit 4.4).
4.9	Form of TE Funding LLC Bonds (contained in Exhibit 4.5).

10.1
Fee and Indemnity Agreement, dated as of June 20, 2013, among CEI Funding LLC, OE Funding LLC, TE Funding LLC, U.S. Bank National Association, U.S. Bank Trust National Association and FirstEnergy Ohio PIRB Special Purpose Trust 2013 (incorporated by reference to Exhibit 10.1 included as an exhibit to the Issuing Entity's Current Report on Form 8-K (File No. 333-187692-06) filed with the SEC on June 25, 2013).

10.2
Cross-Indemnity Agreement, dated as of June 20, 2013, among CEI Funding LLC, OE Funding LLC and TE Funding LLC (incorporated by reference to Exhibit 10.2 included as an exhibit to the Issuing Entity's Current Report on Form 8-K (File No. 333-187692-06) filed with the SEC on June 25, 2013).

10.3
Administration Agreement, dated as of June 20, 2013, between CEI Funding LLC and The Cleveland Electric Illuminating Company (incorporated by reference to Exhibit 10.3 included as an exhibit to the Issuing Entity's Current Report on Form 8-K (File No. 333-187692-06) filed with the SEC on June 25, 2013).

10.4
Administration Agreement, dated as of June 20, 2013, between OE Funding LLC and Ohio Edison Company (incorporated by reference to Exhibit 10.4 included as an exhibit to the Issuing Entity's Current Report on Form 8-K (File No. 333-187692-06) filed with the SEC on June 25, 2013).

10.5
Administration Agreement, dated as of June 20, 2013, between TE Funding LLC and The Toledo Edison Company (incorporated by reference to Exhibit 10.5 included as an exhibit to the Issuing Entity's Current Report on Form 8-K (File No. 333-187692-06) filed with the SEC on June 25, 2013).

10.6
Bond Purchase Agreement, dated as of June 20, 2013, between CEI Funding LLC and FirstEnergy Ohio PIRB Special Purpose Trust 2013 (incorporated by reference to Exhibit 10.6 included as an exhibit to the Issuing Entity's Current Report on Form 8-K (File No. 333-187692-06) filed with the SEC on June 25, 2013).

10.7
Bond Purchase Agreement, dated as of June 20, 2013, between OE Funding LLC and FirstEnergy Ohio PIRB Special Purpose Trust 2013 (incorporated by reference to Exhibit 10.7 included as an exhibit to the Issuing Entity's Current Report on Form 8-K (File No. 333-187692-06) filed with the SEC on June 25, 2013).

10.8
Bond Purchase Agreement, dated as of June 20, 2013, between TE Funding LLC and FirstEnergy Ohio PIRB Special Purpose Trust 2013 (incorporated by reference to Exhibit 10.8 included as an exhibit to the Issuing Entity's Current Report on Form 8-K (File No. 333-187692-06) filed with the SEC on June 25, 2013).

10.9
Phase-In-Recovery Property Purchase and Sale Agreement, dated as of June 20, 2013 between CEI Funding LLC and The Cleveland Electric Illuminating Company (incorporated by reference to Exhibit 10.9 included as an exhibit to the Issuing Entity's Current Report on Form 8-K (File No. 333-187692-06) filed with the SEC on June 25, 2013).

10.10
Phase-In-Recovery Property Purchase and Sale Agreement, dated as of June 20, 2013, between OE Funding LLC and Ohio Edison Company (incorporated by reference to Exhibit 10.10 included as an exhibit to the Issuing Entity's Current Report on Form 8-K (File No. 333-187692-06) filed with the SEC on June 25, 2013).

10.11
Phase-In-Recovery Property Purchase and Sale Agreement, dated as of June 20, 2013, between TE Funding LLC and The Toledo Edison Company (incorporated by reference to Exhibit 10.11 included as an exhibit to the Issuing Entity's Current Report on Form 8-K (File No. 333-187692-06) filed with the SEC on June 25, 2013).

10.12
Phase-In-Recovery Property Servicing Agreement, dated as of June 20, 2013, between CEI Funding LLC and The Cleveland Electric Illuminating Company (incorporated by reference to Exhibit 10.12 included as an exhibit to the Issuing Entity's Current Report on Form 8-K (File No. 333-187692-06) filed with the SEC on June 25, 2013).

10.13
Phase-In-Recovery Property Servicing Agreement, dated as of June 20, 2013, between OE Funding LLC and Ohio Edison Company (incorporated by reference to Exhibit 10.13 included as an exhibit to the Issuing Entity's Current Report on Form 8-K (File No. 333-187692-06) filed with the SEC on June 25, 2013).

10.14
Phase-In-Recovery Property Servicing Agreement, dated as of June 20, 2013, between TE Funding LLC and The Toledo Edison Company (incorporated by reference to Exhibit 10.14 included as an exhibit to the Issuing Entity's Current Report on Form 8-K (File No. 333-187692-06) filed with the SEC on June 25, 2013).

*99.1	Semi-annual Statement of FirstEnergy Ohio PIRB Special Purpose Trust 2013 pursuant to Section 4.03 of the Certificate Indenture dated January 15, 2014, relating to the 2013 Trust Certificates.
*99.2	Semi-annual Servicer's Certificate of The Cleveland Electric Illuminating Company dated January 15, 2014, relating to the bonds of CEI Funding LLC, which were issued June 20, 2013.
*99.3	Semi-annual Servicer's Certificate of Ohio Edison Company dated January 15, 2014, relating to the bonds of OE Funding LLC, which were issued June 20, 2013.
*99.4	Semi-annual Servicer's Certificate of The Toledo Edison Company dated January 15, 2014, relating to the bonds of TE Funding LLC, which were issued June 20, 2013.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

FIRSTENERGY OHIO PIRB SPECIAL PURPOSE TRUST 2013
(Issuing entity)

By: THE CLEVELAND ELECTRIC ILLUMINATING COMPANY, as Servicer
OHIO EDISON COMPANY, as Servicer
THE TOLEDO EDISON COMPANY, as Servicer

By: /s/ K. Jon Taylor
K. Jon Taylor Vice President, Controller and Chief Accounting Officer

Date: January 30, 2014

EXHIBIT INDEX

*99.1	Semi-annual Statement of FirstEnergy Ohio PIRB Special Purpose Trust 2013 pursuant to Section 4.03 of the Certificate Indenture dated January 15, 2014, relating to the 2013 Trust Certificates.
*99.2	Semi-annual Servicer's Certificate of The Cleveland Electric Illuminating Company dated January 15, 2014, relating to the bonds of CEI Funding LLC, which were issued June 20, 2013.
*99.3	Semi-annual Servicer's Certificate of Ohio Edison Company dated January 15, 2014, relating to the bonds of OE Funding LLC, which were issued June 20, 2013.
*99.4	Semi-annual Servicer's Certificate of The Toledo Edison Company dated January 15, 2014, relating to the bonds of TE Funding LLC, which were issued June 20, 2013.